CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 46,925	$ 34,565	$ 140,664	$ 103,968	$ 90,452
Cost of revenue	14,152	11,192	46,700	34,834	30,830
Gross Profit	32,773	23,373	93,964	69,134	59,622
Sales and marketing expenses	22,946	14,582	65,441	43,838	37,967
General and administrative expenses	30,509	13,245	121,968	43,231	42,192
Write-off of other intangible assets			3,009	0	0
Operating Loss	(20,682)	(4,454)	(96,454)	(17,935)	(20,537)
Unrealized loss (gain) on derivatives	11,042	0	(71,041)	0	0
Interest (income) expense, net	(7)	1,237	3,791	4,904	2,101
Other expense (income), net	17	35	8,552	1,824	(199)
Gain on extinguishment of debt, net			(7,117)	0	0
Loss before Income Taxes	(31,734)	(5,726)	(30,639)	(24,663)	(22,439)
Income tax expense	13	0	40	0	0
Net Loss	(31,747)	(5,726)	(30,679)	(24,663)	(22,439)
Net loss attributable to legacy Nerdy holders prior to the reverse recapitalization	0	(5,726)	(23,546)	(24,663)	(22,439)
Net loss attributable to noncontrolling interests	(14,902)		(3,354)	0	0
Net Loss Attributable to Class A Common Stockholders	$ (16,845)	$ 0	$ (3,779)	$ 0	$ 0
Loss per share of Class A Common Stock:
Loss per share of Class A Common Stock, Basic ( in dollars per share)	$ (0.21)	$ 0	$ (0.05)	$ 0	$ 0
Loss per share of Class A Common Stock, Diluted ( in dollars per share)	$ (0.21)	$ 0	$ (0.05)	$ 0	$ 0
Weighted-Average Shares of Class A Common Stock Outstanding:
Weighted-Average Shares of Class A Common Stock Outstanding, Basic (in shares)	79,619	0	79,236	0	0
Weighted-Average Shares of Class A Common Stock Outstanding, Diluted (in shares)	79,619	0	79,236	0	0